Acquisitions and Divestitures - Operations of the Company and its Subsidiaries (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	¥ 2,756,904	¥ 2,610,484
Net Income	¥ 294,352	¥ 322,756